Condensed Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2013	Dec. 26, 2012
Income Statement [Abstract]
Interest income	$ 94	$ 100